Shareholders' Equity	3 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Jan. 31, 2021	Dec. 31, 2020
Shareholders' Equity

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At March 31, 2021 and December 31, 2020, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At March 31, 2021, there were 11,090,292 shares of Class A common stock issued and outstanding, excluding 57,909,708 shares of Class A common stock subject to possible redemption. At December 31, 2020, there were 15,287,498 shares of Class A common stock issued and outstanding, excluding 53,712,502 shares of Class A common stock subject to possible redemption.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At March 31, 2021 and December 31, 2020, there were 17,250,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination.

NOTE 8. STOCKHOLDERS’ EQUITY

Preferred Stock — The Company is authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2020 and 2019, there were no shares of preferred stock issued or outstanding.

Common Stock

Class A Common Stock — The Company is authorized to issue 200,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 15,287,498 and 7,974,075 shares of Class A common stock issued or outstanding, excluding 53,712,502 and 61,025,925 shares of Class A common stock subject to possible redemption, respectively.

Class B Common Stock — The Company is authorized to issue 20,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock are entitled to one vote for each share. At December 31, 2020 and 2019, there were 17,250,000 shares of Class B common stock issued and outstanding.

Holders of Class B common stock will have the right to elect all of the Company’s directors prior to a Business Combination. Holders of Class A common stock and Class B common stock will vote together as a single class on all other matters submitted to a vote of stockholders except as required by law.

The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (net of the number of shares of Class A common stock redeemed in connection with a Business Combination), excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination, any private placement-equivalent warrants issued, or to be issued, to any seller in a Business Combination.

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Shareholders' Equity

(12) Shareholders’ Equity

Software Luxembourg Holding S.A. (Successor)

Reorganization

On August 27, 2020 the Company completed a reorganization. As a result of the reorganization, ownership of the Company was transferred to the Company’s lenders and no consideration or right to future consideration was provided to the former equity holders of Pointwell. In addition, the shared-based compensation plans, described below were cancelled with no consideration provided.

In Settlement of the company’s Predecessor first and second lien debt obligations, the holders of the Predecessors first lien received a total of 3,840,000 of Class A common shares. The Predecessor’s second lien holders received a total of 160,000 of Class B common shares and a total of 705,882 warrants to purchase additional common shares (see Note 2 for additional discussion on warrants).

Share Capital

As of January 31, 2021 the Company’s authorized share capital consisted of 1,000,000,000 common shares with a par value $0.01 each. This consists of 800,000,000 Class A shares and 200,000,000 Class B shares. As of January 31, 2021, 4,000,000 common shares were issued and outstanding. This consists of 3,840,000 Class A shares and 160,000 Class B shares.

Any amendment to the share capital of the Company shall be voted upon by the extraordinary general meeting of shareholders upon approval by a majority of the shareholders representing three quarters of the share capital at least. The Company has no authorized share capital which would enable its board of managers to increase the share capital. Each share of the Company is entitled to one vote at ordinary and extraordinary general meetings. The amendments to the articles of association of the Company require the approval of a majority of shareholders representing three quarters of the share capital at least. In case the Company shall have only one single shareholder, the sole shareholder exercises all the powers granted to the general meeting of shareholders.

Any legally available amounts to be distributed by the Company in or in respect of any financial period (the Company’s financial year starts on the first of February and ends on the thirty-first of January) may be distributed amongst the holders of shares in proportion to the number of shares held by them. Any decision to distribute legally available amounts shall be adopted either by the board of managers or the general meeting of shareholders of the Company, as the case may be.

(16)Shareholders’ Equity

Software Luxembourg Holding S.A. (Successor)

Reorganization

As discussed in Note 3, on August 27, 2020 the Company completed a reorganization. As a result of the reorganization, ownership of the Company was transferred to the Company’s lenders and no consideration or right to future consideration was provided to the former equity holders of Pointwell. In addition, the share-based compensation plans, described below were cancelled with no consideration provided.

In Settlement of the company’s Predecessor first and second lien debt obligations, the holders of the Predecessors first lien received a total of 3,840,000 of Class A common shares. The Predecessor’s second lien holders received a total of 160,000 of Class B common shares and a total of 705,882 warrants to purchase additional common shares (see Note 2 for additional discussion on warrants).

Share Capital

As of January 31, 2021 the Company’s authorized share capital consisted of 1,000,000,000 common shares with a par value $0.01 each. This consists of 800,000,000 Class A Shares and 200,000,000 Class B Shares. As of January 31, 2021, 4,000,000 common shares were issued and outstanding. This consists of 3,840,000 Class A Shares and 160,000 Class B Shares.

Any amendment to the share capital of the Company shall be voted upon by the extraordinary general meeting of shareholders upon approval by a majority of the shareholders representing three quarters of the share capital at least. The Company has no authorized share capital which would enable its board of managers to increase the share capital. Each share of the Company is entitled to one vote at ordinary and extraordinary general meetings. The amendments to the articles of association of the Company require the approval of a majority of shareholders representing three quarters of the share capital at least. In case the Company shall have only one single shareholder, the sole shareholder exercises all the powers granted to the general meeting of shareholders.

Any legally available amounts to be distributed by the Company in or in respect of any financial period (the Company’s financial year starts on the first of February and ends on the thirty-first of January) may be distributed amongst the holders of shares in proportion to the number of shares held by them. Any decision to distribute legally available amounts shall be adopted either by the board of managers or the general meeting of shareholders of the Company, as the case may be.

Pointwell Limited (Predecessor)

Share-Based Compensation

“B” Ordinary Shares

Prior to the reorganization, the Company allowed certain executives to purchase “B” Ordinary shares of the Company’s indirect parent, Evergreen Skills Top Holding Lux S.a.r.l, (“Evergreen”) for $0.01 per share. These shares carried certain transfer restrictions and repurchase rights, which allowed Evergreen, in certain circumstances where the holder’s employment was terminated, to repurchase the shares from the employees at the lower of cost or fair market value. These restrictions lapsed over defined vesting periods over which the executives had to remain employed by the Company. Due to these repurchase features, these share purchases were treated as restricted stock for accounting purposes. The compensation expense associated with these awards was recognized in the Company’s financial statements as a capital contribution over the requisite service period.

In conjunction with these purchases, the Company paid the related tax liabilities resulting from the purchases on behalf of certain of the executives in return for recourse notes. The notes were issued by executives purchasing shares for the amounts paid on their behalf to cover tax obligations arising from the purchase of these shares. These notes were due nine years from the date of issuance, but were repayable immediately upon transfer of the shares and bear an interest rate deemed to be a market rate. The notes were collateralized by the underlying shares as well as the assets of the executives. If the borrower disposed of the shares and recognized a capital loss tax benefit on those shares, a portion of the loan would be forgiven if the capital loss benefit recognized was less than the unpaid principal and accrued interest. The amount that would have been forgiven was equal the amount of unpaid principal and interest that was in excess of the capital loss recognized plus an amount equal to the income tax owed by the borrower on the amount of forgiveness granted. During the fiscal year ended January 31, 2020, the Company assessed the likelihood of recovery of the loans based on the value of the underlying stock. Based on that assessment, the Company placed a full impairment reserve against the balance of $5.4 million with the expense recorded within general and administrative expense for the year ended January 31, 2020 in the accompanying statement of operations.

Notional Units

In fiscal 2015, the Company’s parent company implemented a Notional Equity Plan (“the 2015 Plan”).

The 2015 Plan allowed the Company to issue notional units to Skillsoft employees. The notional unit entitled the holder to the right to participate in dividends (if declared) or other distributions of cash paid to holders of ordinary shares (which would occur on the liquidation, IPO or sale of the Company). The notional unit did not convey any rights of ownership of the Company or its parent company and was fully vested at the date of grant. As the notional units were based in part by the price of the Company’s ordinary shares and payments on these awards were linked to the value of the Company’s ordinary shares, these units were subject to accounting as share-based payments. The Company evaluated the performance conditions inherent in the awards and determined that the achievement of those conditions was not probable during the period from February 1, 2020 through August 27, 2020 (Predecessor) and as of January 31, 2020 and 2019.

As such no compensation expense had been recognized for those awards. These awards were cancelled as part of the bankruptcy proceedings.

The following table summarized the share award activity for the fiscal year ended January 31, 2020:

Units
Outstanding at January 31, 2019	356,771
Issued	—
Forfeited	(104,007)
Outstanding at January 31, 2020	252,764
Cancelled	(252,764)
Outstanding at August 27, 2020 (Predecessor)	—